Offsetting Assets and Liabilities (Tables)	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2021 and December 31, 2021 are as follows.
March 31, 2021

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥22,696	¥(1,944)	¥20,752	¥0	¥0	¥20,752

Total assets	¥22,696	¥(1,944)	¥20,752	¥0	¥0	¥20,752

Derivative liabilities	¥71,034	¥(1,944)	¥69,090	¥(18,913)	¥(147)	¥50,030

Total liabilities	¥71,034	¥(1,944)	¥69,090	¥(18,913)	¥(147)	¥50,030

December 31, 2021

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*		Net amount
				Financial instruments	Collateral received/pledged
Derivative assets	¥32,901	¥(10,462)	¥22,439	¥0	¥(1,012)	¥21,427

Total assets	¥32,901	¥(10,462)	¥22,439	¥0	¥(1,012)	¥21,427

Derivative liabilities	¥54,812	¥(10,462)	¥44,350	¥(8,584)	¥0	¥35,766

Total liabilities	¥54,812	¥(10,462)	¥44,350	¥(8,584)	¥0	¥35,766

*	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.